Combined Consolidated Statements of Changes in Owners' Equity (USD $) In Thousands, unless otherwise specified	Total	Accumulated Other Comprehensive Loss	Total Noncontrolling Interests	Operating Partnership	Consolidated Joint Venture	Comprehensive Income	General Partner Fund II Member	General Partner Fund III Member	Limited Partner Fund II Member	Limited Partner Fund III Member	Members' Capital Class A Members	Members' Capital Class B Members	Preferred Units Fund II Member	Preferred Units Fund III Member
Balance at Dec. 31, 2007	$ 562,219	$ (14,393)					$ (8,518)	$ (6,472)	$ 567,073	$ (1,142)	$ 19,651	$ 5,831	$ 189
Components of comprehensive loss:
Net income (loss)	(29,321)					(29,321)	(13)	(6)	(17,502)	(12,928)	903	225
Reclassification adjustment for gains included in net loss	(373)	(373)				(373)
Unrealized gain (loss) on interest rate derivatives	(17,294)	(17,294)				(17,294)
Total comprehensive loss	(46,988)					(46,988)
Partners' contributions	204,300						7,157	8,011	138,364	50,768
Partners' distributions	(92,523)						(8,251)	(13,711)	(70,561)
Members' distributions	(6,405)										(6,337)	(68)
Issuance of preferred units, net of offering costs of $60	190													190
Distributions to preferred unitholders	(61)								(30)	(31)
Balance at Dec. 31, 2008	620,732	(32,060)					(9,625)	(12,178)	617,344	36,667	14,217	5,988	189	190
Components of comprehensive loss:
Net income (loss)	(167,998)					(167,998)	(115)	(5)	(155,411)	(11,751)	(537)	(179)
Reclassification adjustment for gains included in net loss	(150)	(150)				(150)
Unrealized gain (loss) on interest rate derivatives	17,354	17,354				17,354
Total comprehensive loss	(150,794)					(150,794)
Partners' contributions	48,911						6,946	8,042	8,645	25,278
Partners' distributions	(33,001)						(8,646)	(13,711)	(10,644)
Members' distributions	(39)										(37)	(2)
Distributions to preferred unitholders	(62)								(31)	(31)
Balance at Dec. 31, 2009	485,747	(14,856)					(11,440)	(17,852)	459,903	50,163	13,643	5,807	189	190
Components of comprehensive loss:
Net income (loss)	(12,115)					(12,115)	(17)	(5)	(22,399)	(10,161)	15,351	5,116
Reclassification adjustment for gains included in net loss	(58)	(58)				(58)
Unrealized gain (loss) on interest rate derivatives	10,745	10,745				10,745
Total comprehensive loss	(1,428)					(1,428)
Partners' contributions	295,929						5,017	6,037	6,483	278,392
Partners' distributions	(23,249)						(6,483)	(10,283)	(6,483)
Members' distributions	(28,526)										(21,395)	(7,131)
Distributions to preferred unitholders	(48)								(24)	(24)
Balance at Sep. 30, 2010	728,425	(4,169)					(12,923)	(22,103)	437,480	318,370	7,599	3,792	189	190
Balance at Dec. 31, 2009	485,747	(14,856)					(11,440)	(17,852)	459,903	50,163	13,643	5,807	189	190
Components of comprehensive loss:
Net income (loss)	(22,616)		(213)			(22,616)	(20)	(8)	(26,859)	(16,379)	15,658	5,205
Reclassification adjustment for gains included in net loss	(58)	(58)				(58)
Unrealized gain (loss) on interest rate derivatives	11,108	11,108				11,108
Total comprehensive loss	(11,566)					(11,566)
Partners' contributions	801,751						6,697	8,243	8,646	778,165
Partners' distributions	(31,003)						(8,646)	(13,711)	(8,646)
Members' distributions	(28,970)										(22,709)	(6,261)
Noncontrolling interest recorded upon the Doubletree Metropolitan hotel acquisition	7,836		7,836
Distributions to preferred unitholders	(62)								(31)	(31)
Balance at Dec. 31, 2010	1,223,733	(3,806)	7,623		7,623		(13,409)	(23,328)	433,013	811,918	6,592	4,751	189	190
Components of comprehensive loss:
Net income (loss)	12,910		230	285	(55)	12,910	(7)		(9,444)	(234)	(256)	(85)
Unrealized gain (loss) on interest rate derivatives	1,494	1,494				1,494
Total comprehensive loss	14,404					14,404
Partners' contributions	126,721						4,258	5,031	3,291	114,141
Partners' distributions	(16,296)						(3,230)	(3,798)	(4,876)	(4,392)
Members' distributions	(3,104)										(2,547)	(557)
Distributions to preferred unitholders	$ (61)								$ (24)	$ (37)
Balance at Sep. 30, 2011